Stock-based compensation - Options (Details)			12 Months Ended
	Apr. 07, 2022 shares $ / shares	Mar. 16, 2021	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense associated with these stock options | $			$ 1,200,000	$ 1,000,000
Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	5 years
2021 Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | shares			620,675
Vesting period	4 years	4 years
2021 Incentive Award Plan | Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
2021 Incentive Award Plan | Option | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)			442,789	442,789
Exercise price as percentage of the initial public offering price			125.00%
Initial public offering price			$ 20.00
Granted (in dollars per share)			$ 17.39	$ 25.00
The Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | shares	107,074
Granted (in dollars per share)	$ 17.39
The Plan | Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years